Cash Flow Information (Details) - Schedule of changes in working capital - AUD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
(Increase)/ decrease in assets:
Trade receivables	$ (511,910)	$ (86,221)	$ (1,015,764)
Other receivables	(3,127,937)	(18,793)	(700)
Inventories	(7,272,808)		142,608
Other current assets	(558,588)	(295,635)	(1,659,728)
Amount due from associate company	(698,323)
Amount due from former group companies	(2,493,480)
Increase / (decrease) in liabilities:
Amount due to related companies	(653,339)
Trade and other payables	4,519,334	(318,544)	347,308
Net cash outflows from changes in working capital	$ (10,797,051)	$ (719,193)	$ (2,186,276)